Supplement to the
Fidelity® Select Portfolios®
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Katherine Shaw has replaced Peter Dixon as a portfolio manager of Consumer Discretionary Portfolio.

Becky Painter serves as co-manager of Leisure Portfolio. Katherine Shaw serves as co-manager of Leisure Portfolio.

Asher Anolic serves as lead portfolio manager of Pharmaceuticals Portfolio. Karim Suwwan de Felipe serves as co-manager of Pharmaceuticals Portfolio.

Edward Yoon no longer serves as co-manager of Health Care Services Portfolio. Justin Segalini serves as portfolio manager of Health Care Services Portfolio.

The following information supplements information for Automotive Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Mattingly as of April 30, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$52	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Automotive Portfolio ($52 (in millions) assets managed).

As of April 30, 2017, the dollar range of shares of Select Automotive Portfolio beneficially owned by Mr. Mattingly was none.

The following information replaces similar information for Consumer Discretionary Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Shaw as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,167	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$760	none	none

* Includes Consumer Discretionary Portfolio ($667 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of Consumer Discretionary Portfolio beneficially owned by Ms. Shaw was none.

The following information supplements information for Leisure Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Ms. Painter as of August 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$524	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($524 (in millions) assets managed).

As of August 31, 2017, the dollar range of shares of Consumer Discretionary Portfolio beneficially owned by Ms. Painter was $10,001 - $50,000.

The following information supplements information for Pharmaceuticals Portfolio found in the "Management Contracts".

The following table provides information relating to other accounts managed by Mr. Suwwan de Felipe as of July 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$933	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Select Pharmaceuticals Portfolio ($933 (in millions) assets managed).

As of July 31, 2017, the dollar range of shares of Pharmaceuticals Portfolio beneficially owned by Mr. Suwwan de Felipe was $50,001 - $100,000.

SELB-17-05 1.475630.199	October 23, 2017